Intangible Assets (Schedule Of Expected Amortization Of The Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
2013	$ 21,983
2014	23,832
2015	25,144
2016	26,414
2017	28,678
Thereafter	375,329
Total	$ 501,380	$ 127,760